UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Elkhorn Partners Limited Partnership

Address:   2222 Skyline Drive
           Elkhorn, NE 68022


Form 13F File Number: 28-12336


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Alan S. Parsow
Title: Sole Manager of Parsow Management LLC, the General Partner of Reporting Manager
Phone:  (402) 289-3217

Signature,  Place,  and  Date  of  Signing:

/s/ Alan S. Parsow                 Elkhorn, Nebraska                  8/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              53

Form 13F Information Table Value Total:  $      111,976
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-14705              Parsow Management LLC
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Apple Computer Inc           COM            37833100       493       845 SH       SOLE                      845      0    0
Bankunited Inc               COM            06652K103      743    31,500 SH       SOLE                   31,500      0    0
Berkshire Hathaway Inc. Del  CL A           84670108     6,247        50 SH       SOLE                       50      0    0
Berkshire Hathaway Inc. Del  CL B           84670702     9,058   108,700 SH       SOLE                  108,700      0    0
BP PLC-SPONS ADR             ADRS           55622104     1,034    25,500 SH       SOLE                   25,500      0    0
Cadiz Inc.                   COM            127537207    1,233   171,000 SH       SOLE                  171,000      0    0
Chesapeake Energy Corp.      COM            165167107      205    11,000 SH       SOLE                   11,000      0    0
Ciber Inc                    COM            17163B102       65    15,000 SH       SOLE                   15,000      0    0
Cisco Systems Inc.           COM            17275R102      227    13,200 SH       SOLE                   13,200      0    0
Citigoup Inc.                COM            172967424      274    10,000 SH       SOLE                   10,000      0    0
CME Group Inc.               COM            12572Q105    1,890     7,050 SH       SOLE                    7,050      0    0
Columbia Laboratories Inc.   COM            197779101       16    23,200 SH       SOLE                   23,200      0    0
Comcast Corp.                CL A SPL       20030N200      678    21,600 SH       SOLE                   21,600      0    0
Cons Tomoka Land Co-Florida  COM            210226106      323    11,209 SH       SOLE                   11,209      0    0
Crexendo Inc                 COM            226552107      313    84,704 SH       SOLE                   84,704      0    0
Diamond Offshore Drilling    COM            25271C102      367     6,200 SH       SOLE                    6,200      0    0
Dow Chem Co.                 COM            260543103      551    17,485 SH       SOLE                   17,485      0    0
Enerplus Resources Fund      UNIT           292766102      656    51,000 SH       SOLE                   51,000      0    0
Fortegra Financial Corp.     COM            34954W104      584    73,000 SH       SOLE                   73,000      0    0
Frontier Communications Corp COM            35906A108    1,111   290,000 SH       SOLE                  290,000      0    0
Fuel Tech Inc.               COM            359523107      135    27,700 SH       SOLE                   27,700      0    0
General Electric Co          COM            369604103      815    39,100 SH       SOLE                   39,100      0    0
Goldman Sachs Group Inc      COM            38141G104      383     4,000 SH       SOLE                    4,000      0    0
Google Inc                   CL A           38259P508    1,151     1,985 SH       SOLE                    1,985      0    0
Hewlett-Packard Co           COM            428236103      294    14,600 SH       SOLE                   14,600      0    0
Hollywood Media Corp         COM            436233100      289   235,001 SH       SOLE                  235,001      0    0
Innodata Isogen Inc          COM            457642205      260    37,973 SH       SOLE                   37,973      0    0
IPATH S&P 500 VIX S/T FU ETN ETF            06740C261    1,338    88,000 SH       SOLE                   88,000      0    0
Johnson & Johnson            COM            478160104      243     3,600 SH       SOLE                    3,600      0    0
JPMorgan Chase & Co.         COM            46625H100      232     6,500 SH       SOLE                    6,500      0    0
Kennedy-Wilson Hldgs         COM            489398107   50,886 3,632,148 SH       SOLE                3,632,148      0    0
KKR Financial Holdings       REIT           48248A306      362    42,500 SH       SOLE                   42,500      0    0
Level 3 Communications Inc.  COM            52729N308      210     9,500 SH       SOLE                    9,500      0    0
MDC Partners Inc             COM            552697104    1,721   151,800 SH       SOLE                  151,800      0    0
Microsoft Corp.              COM            594918104    1,756    57,400 SH       SOLE                   57,400      0    0
Nucor Corp.                  COM            670346105      819    21,600 SH       SOLE                   21,600      0    0
NYSE Euronext                COM            629491101    1,054    41,200 SH       SOLE                   41,200      0    0
Orbit International Corp.    COM            685559304    2,697   743,000 SH       SOLE                  743,000      0    0
Penn West Petroleum Trust    UNIT           707887105      948    70,800 SH       SOLE                   70,800      0    0
Perma-Fix Environmental Svcs COM            714157104      376   321,394 SH       SOLE                  321,394      0    0
Polymet Mining Corp.         COM            731916102      163   198,000 SH       SOLE                  198,000      0    0
Proshares Short Dow 30       ETF            74347R701    1,156    32,200 SH       SOLE                   32,200      0    0
Proshares Short S&P 500      ETF            74347R503    1,291    35,400 SH       SOLE                   35,400      0    0
Reading International Inc    CL A           755408101      342    63,300 SH       SOLE                   63,300      0    0
Sandridge Energy Inc         COM            80007P307      119    17,800 SH       SOLE                   17,800      0    0
SRI / Surgical Express Inc.  COM            78464W104       47    12,638 SH       SOLE                   12,638      0    0
Taylor Devices Inc           COM            877163105      166    18,490 SH       SOLE                   18,490      0    0
Time Warner Inc              COM            887317303      435    11,300 SH       SOLE                   11,300      0    0
Ultra Petroleum Corp         COM            903914109    1,488    64,500 SH       SOLE                   64,500      0    0
US National Gas Fund LP      ETF            912318201      203    10,500 SH       SOLE                   10,500      0    0
USEC Inc.                    COM            90333E108       20    20,000 SH       SOLE                   20,000      0    0
Viacom Inc                   CL B           92553P201    1,961    41,700 SH       SOLE                   41,700      0    0
White Mtns Ins Group Ltd     COM            G9618E107   12,548    24,050 SH       SOLE                   24,050      0    0
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